Trade Receivables (Details) - Schedule of Trade Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Current
Trade receivables current	RM 27,940,000		RM 67,461,692	RM 101,155,225
Less: Impairment losses
Individual assessment	(94,000)
Total current	27,846,000	$ 5,897,077	67,461,692	101,155,225
Third parties [Member]
Current
Trade receivables current	27,940,000		2,834,692	59,155,225
Related parties [Member]
Current
Trade receivables current			35,522,000	42,000,000
Related Companies [Member]
Current
Trade receivables current			RM 29,105,000